Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

13.	Intangible assets

	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2023	2,994	717	1,911	81	5,703
Additions*	2	629	-	109	740
December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
January 1, 2023	(330)	-	(3)	(20)	(353)
Amortisation charge	(990)	-	(1)	(23)	(1,014)
December 31, 2023	(1,320)	-	(4)	(43)	(1,367)

Net book value
At December 31, 2023	1,676	1,346	1,907	147	5,076

2022
Cost
January 1, 2022	-	1,918	1,911	23	3,852
Additions*	37	1,733	-	81	1,851
Transfers during the year	2,934	(2,934)	-	-	-
December 31, 2022	2,971	717	1,911	104	5,703

Amortisation
January 1, 2022	-	-	-	(5)	(5)
Amortisation charge	(330)	-	-	(18)	(348)
December 31, 2022	(330)	-	-	(23)	(353)

Net book value
At December 31, 2022	2,641	717	1,911	81	5,350

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

Intellectual property of €1.9 million (2022: €1.9 million) and capitalised project development costs of €1.3 million (2022: €0.7 million) are considered to be of indefinite life and accordingly are not amortized. Completed development technology represents the costs incurred on bringing our first generation HEVO electrolyzer to market and is being amortised over a useful life of 3 years. This asset transferred from product development in progress during the prior year.

Research and development expenditure (excluding those related to wages and salaries) of €0.9 million (2022: €0.9 million) have been recognised during the year as part of administration expenses.

The Group considers the relationship between its market capitalisation and its book value, among other factors, when reviewing for indicators of impairment. As at December 31, 2023, the market capitalisation of the Group was above the book value of its equity. In addition, there are indicators of momentum in the market for green hydrogen, including ongoing societal and political pressure to limit CO2 emissions with the European Union as well as several individual countries across the world developing green hydrogen roadmaps. This momentum should lead to increased demand for our product and a reduction in the cost of green hydrogen. No indicators of impairment were deemed to exist for this Cash Generating Unit.